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[letterhead]
State Street Research & Management Company
One Financial Center
Boston, Massachusetts 02111

December 19, 2001

Via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Re:      State Street Research Institutional Funds
         Securities Act of 1933 Registration No. 333-73433
         Investment Company Act of 1940 File No. 811-09247
         CIK No. 0001080727


Ladies and Gentlemen:

         The undersigned, STATE STREET RESEARCH INSTITUTIONAL FUNDS, a Massachusetts business trust (the "Registrant"), does hereby certify as follows:

(1) That the forms of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended (the "Securities Act"), would not have differed from that contained in the most recent amendment to the registration statement of the Registrant (Post-Effective Amendment No. 4 under the Securities Act; Amendment No. 5 under the Investment Company Act of 1940, as amended) for the State Street Research Institutional Core Plus Fixed Income Fund, State Street Research Institutional Core Fixed Income Fund, State Street Research Institutional Large Cap Growth Fund, State Street Research Institutional Concentrated International Equity Fund and State Street Research Institutional Large Cap Analyst Fund series of the Registrant; and

(2) That the text of the most recent amendment to the Registrant's registration statement has been filed electronically (EDGAR accession number 0000912057-01-543279).

                                                     STATE STREET RESEARCH
                                                     INSTITUTIONAL FUNDS

                                                     By:  /s/ Mara D. Calame
                                                          ------------------
                                                             Mara D. Calame
                                                             Assistant Secretary